Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Major Classifications of Net Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable Gross	$ 408,433	$ 401,880
Less allowance for loan losses	(7,779)	(6,819)
Net loans	400,654	395,061
Commercial and Industrial [Member]
Financing Receivable Gross	62,188	59,185
Real Estate Construction [Member]
Financing Receivable Gross	22,522	21,545
Residential Real Estate Mortgage [Member]
Financing Receivable Gross	203,872	208,139
Commercial Real Estate Mortgage [Member]
Financing Receivable Gross	115,734	108,502
Consumer Installment [Member]
Financing Receivable Gross	$ 4,117	$ 4,509